Property and Equipment (Details) - Schedule of property and equipment consist - USD ($)		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Gross carrying value
Beginning balance		$ 1,180,395	$ 1,130,534
Additions			51,093
‘Derecognized on deconsolidation of subsidiary	[1]	(1,180,395)
Disposals		1,232
Ending balance			1,180,395
Accumulated depreciation and impairment loss
Beginning balance		240,164
Charge for the year			240,164
‘Derecognized on deconsolidation of subsidiary	[1]	(240,164)
Ending balance			240,164
Net block			940,231
Plant and equipment [Member]
Gross carrying value
Beginning balance		1,160,772	1,124,326
Additions			37,678
‘Derecognized on deconsolidation of subsidiary	[1]	(1,160,772)
Disposals		1,232
Ending balance			1,160,772
Accumulated depreciation and impairment loss
Beginning balance		232,822
Charge for the year			232,822
‘Derecognized on deconsolidation of subsidiary	[1]	(232,822)
Ending balance			232,822
Net block			927,950
Furniture and fittings [Member]
Gross carrying value
Beginning balance		337	337
Additions
‘Derecognized on deconsolidation of subsidiary	[1]	(337)
Disposals
Ending balance			337
Accumulated depreciation and impairment loss
Beginning balance		89
Charge for the year			89
‘Derecognized on deconsolidation of subsidiary	[1]	(89)
Ending balance			89
Net block			248
Vehicles [Member]
Gross carrying value
Beginning balance		754	754
Additions
‘Derecognized on deconsolidation of subsidiary	[1]	(754)
Disposals
Ending balance			754
Accumulated depreciation and impairment loss
Beginning balance		139
Charge for the year			139
‘Derecognized on deconsolidation of subsidiary	[1]	(139)
Ending balance			139
Net block			615
Office equipments [Member]
Gross carrying value
Beginning balance		17,419	4,425
Additions			12,994
‘Derecognized on deconsolidation of subsidiary	[1]	(17,419)
Disposals
Ending balance			17,419
Accumulated depreciation and impairment loss
Beginning balance		6,887
Charge for the year			6,887
‘Derecognized on deconsolidation of subsidiary	[1]	(6,887)
Ending balance			6,887
Net block			10,532
Computer equipments [Member]
Gross carrying value
Beginning balance		1,113	692
Additions			421
‘Derecognized on deconsolidation of subsidiary	[1]	(1,113)
Disposals
Ending balance			1,113
Accumulated depreciation and impairment loss
Beginning balance		227
Charge for the year			227
‘Derecognized on deconsolidation of subsidiary	[1]	(227)
Ending balance			227
Net block			$ 886

[1]	Refer to note 24 for deconsolidation of subsidiary